Condensed Consolidated Statements of Changes in Equity - CHF (SFr) SFr in Thousands	Share capital	Share premium	Treasury shares	Accumulated losses	Currency Translation Differences	Total
Balance, beginning of period at Dec. 31, 2019	SFr 1,437	SFr 346,526	SFr 0	SFr (75,521)	SFr 0	SFr 272,442
Net income/(loss) for the period	0	0	0	(61,921)	0	(61,921)
Other comprehensive income/(loss)	0	0	0	726	0	726
Total comprehensive loss, net of tax	0	0	0	(61,195)	0	(61,195)
Share-based payments	0	0	0	4,088	0	4,088
Common shares
Held as treasury shares	100	0	(100)	0	0	0
Restricted share awards	0	222	0	(222)	0	0
Exercise of options	1	142	0	0	0	143
Balance, end of period at Dec. 31, 2020	1,538	346,890	(100)	(132,850)	0	215,478
Net income/(loss) for the period	0	0	0	(72,996)	0	(72,996)
Other comprehensive income/(loss)	0	0	0	956	0	956
Total comprehensive loss, net of tax	0	0	0	(72,040)	0	(72,040)
Share-based payments	0	0	0	4,126	0	4,126
Proceeds from sale of treasury shares in public offerings, net of underwriting fees and transaction costs		12,097	24			12,121
Common shares
IPR&D asset purchase	130	49,741				49,871
Asset acquisition - common shares	12	4,587				4,599
Conversion note agreement	61	16,683				16,744
Held as treasury shares	48	0	(48)	0	0	0
Restricted share awards	1	171	0	(178)	0	(6)
Exercise of options	4	1,082	0	0	0	1,086
Balance, end of period at Dec. 31, 2021	1,794	431,251	(124)	(200,942)	0	231,979
Net income/(loss) for the period	0	0	0	(70,753)	0	(70,753)
Other comprehensive income/(loss)	0	0	0	4,426	10	4,436
Total comprehensive loss, net of tax	0	0	0	(66,327)	10	(66,317)
Share-based payments	0	0	0	3,330	0	3,330
Proceeds from sale of treasury shares in public offerings, net of underwriting fees and transaction costs		(8)	0			(8)
Common shares
Restricted share awards	0	76	0	(76)	0	0
Exercise of options	3	4	0	0	0	7
Balance, end of period at Dec. 31, 2022	SFr 1,797	SFr 431,323	SFr (124)	SFr (264,015)	SFr 10	SFr 168,991